Other comprehensive income (loss) (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Changes in accumulated other comprehensive income (loss)

	Millions of yen
	Three months ended September 30, 2013
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(6,532)	¥(5,407)	¥(34)	¥(5,441)	¥(11,973)
Pension liability adjustment	(27,494)	31	247	278	(27,216)
Net unrealized gain on non-trading securities	8,216	2,460	(66)	2,394	10,610

Total	¥(25,810)	¥(2,916)	¥147	¥(2,769)	¥(28,579)

(1)	Reclassifications out of accumulated other comprehensive income (loss) are as follows:

Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of yen
	Six months ended September 30, 2013
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(38,875)	¥26,987	¥(85)	¥26,902	¥(11,973)
Pension liability adjustment	(28,518)	807	495	1,302	(27,216)
Net unrealized gain on non-trading securities	9,998	1,507	(895)	612	10,610

Total	¥(57,395)	¥29,301	¥(485)	¥28,816	¥(28,579)

(1)	Reclassifications out of accumulated other comprehensive income (loss) are as follows:

Reclassifications out of accumulated other comprehensive income (loss)
Millions of yen
Three months ended September 30, 2013
	Reclassifications out of accumulated other comprehensive income (loss)	Affected line items in consolidated statements of income
Net unrealized gain on non-trading securities:
	¥153	Gain (loss) on investments in equity securities
	(65)	Income tax expense

	88	Net income

	(22)	Net income attributable to noncontrolling interests
	¥66	Net income attributable to NHI shareholders

Millions of yen
Six months ended September 30, 2013
	Reclassifications out of accumulated other comprehensive income (loss)	Affected line items in consolidated statements of income
Net unrealized gain on non-trading securities:
	¥1,708	Gain (loss) on investments in equity securities
	(502)	Income tax expense

	1,206	Net income

	(311)	Net income attributable to noncontrolling interests
	¥895	Net income attributable to NHI shareholders